Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-6*		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	-	-	0.00%	5	1,132,656.73	0.38%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12*		BofA	1,393	245,422,991.75	100.00%	-	-	0.00%	-	-	0.00%	1	23,691.36	0.01%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-1*		BANA	1,425	220,530,700.50	100.00%	-	-	0.00%	-	-	0.00%	2	385,982.10	0.18%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-1*		Citi	1,033	57,422,018.56	100.00%	-	-	0.00%	-	-	0.00%	1	59,770.62	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-2*		Credit Suisse	460	66,084,550.33	100.00%	-	-	0.00%	-	-	0.00%	1	163,624.41	0.25%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-5**		Capital One	973	231,397,346.31	100.00%	-	-	0.00%	7	347,085.07	0.15%	3	850,442.69	0.37%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			6,765	1,122,400,103.19	100.00%	-	-	0.00%	7	347,085.07	0.03%	13	2,616,167.91	0.23%	0	0.00	0.00%	-	-	0.00%	0	0.00	0.00%

*Assets pending from prior reporting periods.